DISAGGREGATION OF REVENUES (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING REVENUE BY PRODUCT CATEGORIES

Revenue by product categories

The summary of our total revenues by product categories for the years ended September 30, 2025, 2024 and 2023 was as follows:

	For Years ended September 30,
	2025	2024	2023
Fragrance compounds	$8,081,897	$4,944,475	$14,315,810
Health supplements (solid drinks)	3,326,864	6,740,630	8,704,468
Bioactive food ingredients	7,261,923	12,159,451	6,502,075
Total revenue	$18,670,684	$23,844,556	$29,522,353